LEASE LIABILITY	12 Months Ended
Jun. 30, 2021
LEASE LIABILITY
17. LEASE LIABILITY
17.	LEASE LIABILITY

The following table represents the lease obligations for the Company as at June 30, 2021:

Balance, June 30, 2019	-
Additions	2,631,837
Interest expense	46,171
Lease payments	(95,524)
Balance, June 30, 2020	2,582,484
Additions	922,395
Acquisition of a subisidiary	101,333
Interest expense	223,798
Lease payments	(501,365)
Balance, June 30, 2021	3,328,645

Allocated as:
	As at June 30, 2021 $	As at June 30, 2020 $

Current	438,856	253,205
Long-term	2,889,789	2,329,279
Total	3,328,645	2,582,484

The following table presents the contractual undiscounted cash flows for lease obligations as at June 30, 2021:

$
Less than one year	712,733
One to five years	2,703,948
More than five years	736,094
Total undiscounted lease obligation	4,152,775

When measuring the lease obligation, the Company discounted the lease payments using the implicit interest rate in the lease terms. The Company has a lease with a term less than 12 months and recorded $32,479 (2020 - $12,330) of rent expense attributed to short-term leases during the year ended June 30, 2021.